Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [Abstract]
Schedule of Outstanding Balance of Short-Term Bank Loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2024	December 31, 2023

Loans from Bank of Communication Fixed interest rates ranging from 3.90% to 4.20%, maturity dates from January 16, 2024 to April 10, 2025 and guaranteed by the representative of Zhuhai Powerbridge, the Group’s CEO and CEO’s spouse and a third party. The Group pledged buildings with the aggregated carrying value of $2.1 million and $2.3 million as of December 31, 2024 and 2023 to secure the loans	$2,465,990	$2,816,942
Loan from SPD Bank Fixed interest rates ranging from 3.5% to 4.1%, maturity on from June 28, 2024 to December 16, 2025 and guaranteed by the Group’s CEO. The Group pledged fixed asset with the aggregated carrying value of $1.6 million and $1.7 million as of December 31, 2024 and 2023 to secure the loan, the Group’s CEO pledged personal property to secure some of these loans.	1,411,094	1,126,776
Short term bank loans	$3,877,084	$3,943,718

Schedule of Movement Short-Term Bank Loans

The movement short-term bank loans are as follows:

	For the years ended December 31,
	2024	2023	2022

Beginning balance	$3,943,718	$2,609,755	$4,393,811
Additions	4,210,848	3,954,300	3,715,262
Repayments	(4,169,157)	(2,542,050)	(5,201,367)
Foreign currency translation adjustments	(108,325)	(78,287)	(297,951)
Ending balance	$3,877,084	$3,943,718	$2,609,755